Revenue Earning Vehicles	12 Months Ended
Dec. 31, 2020
Revenue Earning Vehicles [Abstract]
Revenue Earning Vehicles	Revenue Earning Vehicles
The components of revenue earning vehicles, net are as follows:

	December 31,
(In millions)	2020	2019
Revenue earning vehicles	$7,492	$16,626
Less accumulated depreciation	(1,467)	(3,159)
	6,025	13,467
Revenue earning vehicles held for sale, net(1)	37	322
Revenue earning vehicles, net	$6,062	$13,789

(1)    Represents the carrying amount of vehicles currently placed on the Company's retail lots for sale or actively in the process of being sold through other disposition channels.